Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and Other Receivables

8.	Trade and Other Receivables

(1)	Trade and other receivables as of December 31, 2021 and 2022 are as follows:

		2021
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,743,735	(203,838)	—	7,539,897
Other receivables		602,113	(18,555)	(1,040)	582,518

		8,345,848	(222,393)	(1,040)	8,122,415

Non-current assets
Trade receivables		185,512	(1,501)	—	184,011
Other receivables		1,792,895	(64,155)	(5,890)	1,722,850

		1,978,407	(65,656)	(5,890)	1,906,861

	￦	10,324,255	(288,049)	(6,930)	10,029,276

		2022
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	9,700,880	(196,829)	—	9,504,051
Other receivables		1,004,528	(44,388)	(2,369)	957,771

		10,705,408	(241,217)	(2,369)	10,461,822

Non-current assets
Trade receivables		197,955	(2,171)	—	195,784
Other receivables		2,033,705	(65,065)	(11,344)	1,957,296

		2,231,660	(67,236)	(11,344)	2,153,080

	￦	12,937,068	(308,453)	(13,713)	12,614,902

(2)	Other receivables as of December 31, 2021 and 2022 are as follows:

		2021
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	232,172	(17,084)	(9)	215,079
Accrued income		57,300	—	—	57,300
Deposits		212,666	—	(1,031)	211,635
Finance lease receivables(*1)		60,613	(178)	—	60,435
Others		39,362	(1,293)	—	38,069

		602,113	(18,555)	(1,040)	582,518

Non-current assets
Non-trade receivables		123,537	(56,407)	(281)	66,849
Accrued income		1,828	—	—	1,828
Deposits		441,393	—	(5,609)	435,784
Finance lease receivables(*2)		1,140,080	(590)	—	1,139,490
Others		86,057	(7,158)	—	78,899

		1,792,895	(64,155)	(5,890)	1,722,850

	￦	2,395,008	(82,710)	(6,930)	2,305,368

(*1)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦111,915 million.

(*2)  Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,082,712 million.

		2022
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	459,245	(41,293)	(21)	417,931
Accrued income		109,267	—	—	109,267
Deposits		289,580	—	(2,348)	287,232
Finance lease receivables(*1)		67,583	(1,802)	—	65,781
Others		78,853	(1,293)	—	77,560

		1,004,528	(44,388)	(2,369)	957,771

Non-current assets
Non-trade receivables		140,128	(52,696)	(182)	87,250
Accrued income		2,004	—	—	2,004
Deposits		459,861	—	(11,162)	448,699
Finance lease receivables(*2)		1,171,807	(2,703)	—	1,169,104
Others		259,905	(9,666)	—	250,239

		2,033,705	(65,065)	(11,344)	1,957,296

	￦	3,038,233	(109,453)	(13,713)	2,915,067

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,347 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,024,927 million.

(3)
Trade and other receivables are classified as financial assets at amortized cost and are measured using the effective interest rate method. No interest is accrued for trade receivables related to electricity for the duration between the billing date and the payment due dates. However once trade receivables are overdue, the Company imposes a monthly interest rate of 1.5% on the overdue trade receivables. The Company holds deposits of three months’ expected electricity usage for customers requesting temporary usage and customers with delinquent payments.

(4)	Aging analysis of trade receivables as of December 31, 2021 and 2022 are as follows:

		2021	2022
		In millions of won
Trade receivables: (not overdue)	￦	7,603,472	9,509,775

Trade receivables: (impairment reviewed)		325,775	389,060

Less than 60 days		11,577	5,592
60 ~ 90 days		27,201	36,389
90 ~ 120 days		28,230	31,442
120 days ~ 1 year		51,945	99,655
Over 1 year		206,822	215,982

		7,929,247	9,898,835
Less: allowance for doubtful accounts		(205,339)	(199,000)

	￦	7,723,908	9,699,835

At the end of each reporting period, the Company assesses whether the credit to trade receivables is impaired. The Company recognizes loss allowances for trade receivables individually when there is any objective evidence that trade receivables are impaired and significant and classifies the trade receivables that are not individually assessed as the trade receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(5)	Aging analysis of other receivables as of December 31, 2021 and 2022 are as follows:

		2021	2022
		In millions of won
Other receivables: (not overdue)	￦	2,251,474	2,857,253

Other receivables: (impairment reviewed)		143,534	180,980

Less than 60 days		87	92
60 ~ 90 days		4,881	13,643
90 ~ 120 days		1,248	2,982
120 days ~ 1 year		11,438	18,494
Over 1 year		125,880	145,769

		2,395,008	3,038,233
Less: allowance for doubtful accounts		(82,710)	(109,453)
Less: present value discount		(6,930)	(13,713)

	￦	2,305,368	2,915,067

At the end of each reporting period, the Company assesses whether the credit to other receivables is impaired. The Company recognizes loss allowances for other receivables individually when there is any objective evidence that other receivables are impaired and significant, and classifies the other receivables that are not individually assessed as the other receivables subject to be assessed on a collective basis. Also, the Company recognizes loss allowances based on an ‘expected credit loss’ (ECL) model.

(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020		2021		2022
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	212,759	114,155	208,990	132,379	205,339	82,710
Bad debt expense		24,021	27,329	19,039	18,411	27,078	4,220
Write-off		(20,332)	(1,910)	(21,809)	(58,762)	(26,319)	(1,103)
Reversal		(3,373)	(2,464)	(1,071)	(79)	(3,444)	(37)
Others		(4,085)	(4,731)	190	(9,239)	(3,654)	23,663

Ending balance	￦	208,990	132,379	205,339	82,710	199,000	109,453